Risk/Return Detail Data - FidelityConvertibleSecuritiesFund-RetailPRO	Jan. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Financial Trust
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Convertible Securities Fund/Fidelity® Convertible Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Convertible Securities Fund seeks a high level of total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	89.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in convertible securities, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low.Potentially investing in other types of securities, including common stocks.Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	20.51%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(16.65%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund | Fidelity Convertible Securities Fund
Risk/Return:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.75%
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930
2014	9.26%
2015	(9.36%)
2016	5.97%
2017	9.66%
2018	(1.49%)
2019	28.57%
2020	42.59%
2021	10.05%
2022	(15.32%)
2023	11.42%
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund | Return Before Taxes | Fidelity Convertible Securities Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.42%
Past 5 years	13.74%
Past 10 years	7.99%
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund | After Taxes on Distributions | Fidelity Convertible Securities Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	10.43%
Past 5 years	11.24%
Past 10 years	5.63%
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund | After Taxes on Distributions and Sales | Fidelity Convertible Securities Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.74%
Past 5 years	10.45%
Past 10 years	5.57%
FidelityConvertibleSecuritiesFund-RetailPRO | Fidelity Convertible Securities Fund | ML014
Risk/Return:
Label	ICE® BofA® All US Convertibles Index
Past 1 year	12.87%
Past 5 years	11.93%
Past 10 years	8.90%

[1]	AThe management fee is comprised of a basic fee of 0.42% adjusted up or down by a maximum of 0.15% based on the fund's performance relative to that of the ICE® BofA® All US Convertibles Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.